Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 8,423	[1]	$ 7,461	$ 7,468
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	193		210	254
Net interest (income) expense on net defined benefit (asset) liability	(20)		(10)	7
Past service cost (income)	(5)		7
Administrative expenses	5		5	5
Benefits expense	173		212	266
Defined contribution expense	170		153	123
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	425		441	464
Pension Plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Benefits expense	82		76	75
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	9		26	32
Net interest (income) expense on net defined benefit (asset) liability	37		45	47
Past service cost (income)			(277)
Remeasurement of other long-term benefits	6		(10)	(6)
Benefits expense	52		(216)	73
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 52		$ (216)	$ 73

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).